DERIVATIVE INSTRUMENTS (Narrative) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Derivative Instruments and Hedging Activities Disclosure [Abstract]
Net losses recognized from currency transactions	$ 1,200	$ 534	$ 1,480
Unrealized gain (loss) on forward contracts, net	(326)	(846)
Outstanding hedge transactions	8,700	36,169
Non-designated hedge transactions	13,773	15,741
Gain (loss) on derivative instruments reclassified from OCI to operating expenses	$ 203	$ (96)	$ 903